                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2002
                                               ---------------------

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):   [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell
         ----------------
Address: 645 Madison Avenue, 8th Floor
         -----------------------------
         New York, NY 10022
         ------------------

Form 13F File Number:      28-01221
                              -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Hogan
         -------------
Title:   Treasurer
         ---------
Phone:   212-752-5255
         ------------

Signature, Place, and Date of Signing:


    /s/  John D. Hogan                 New York, NY                 10/29/02
        -----------------------     -------------------         ----------------
            [Signature]               [City, State]                  [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     3
                                    --------------------

Form 13F Information Table Entry Total:              110
                                        ----------------

Form 13F Information Table Value Total:             586,730
                                        -------------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                           NONE

   No.        Form 13F File Number            Name

     1        28 - 10208                      Richmond Enterprises, Inc.
   -----           ---------------------      --------------------------


     2        28 - 10207                      New York Community Bank
   -----           ---------------------      -----------------------


     3        28 - 10200                      New York Community Bancorp, Inc.
   -----           ---------------------      --------------------------------

                                    13F FORM
                            AS OF SEPTEMBER 30, 2002


                                                                  VALUE   SHARES/ SH/ PUT/  INVST    OTHER    VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS        CUSIP    (x$1000)  PRN AMT PRN CALL  DSCR     MANA      SOLE  SHARED NONE
------------------------------   ----------------    ---------  --------  ------- --- ---- -------   -----    ------ ------ ----
ABBOTT LABS                      COM                 002824100     1218     30142  SH      DEFINED   1,2,3     30142
AFLAC INC                        COM                 001055102     5253    171160  SH      DEFINED   1,2,3    171160
AGILENT TECHNOLOGIES INC         COM                 00846U101      182     13900  SH      DEFINED   1,2,3     13900
ALEXANDER & BALDWIN INC          COM                 014482103      229     10300  SH      DEFINED   1,2,3     10300
ALLERGAN INC                     COM                 018490102     1881     34585  SH      DEFINED   1,2,3     34585
AMB PROPERTY CORP                COM                 00163T109    18785    650000  SH      DEFINED   1,2,3    650000
AMERICAN INTL GROUP INC          COM                 026874107     1996     36489  SH      DEFINED   1,2,3     36489
AMGEN INC                        COM                 031162100      400      9600  SH      DEFINED   1,2,3      9600
ANADARKO PETE CORP               COM                 032511107     2946     66140  SH      DEFINED   1,2,3     66140
ANALOG DEVICES INC               COM                 032654105     5500    279187  SH      DEFINED   1,2,3    279187
APPLERA CORP                     COM AP BIO GRP      038020103      631     34500  SH      DEFINED   1,2,3     34500
AUTOMATIC DATA PROCESSING IN     COM                 053015103      683     19656  SH      DEFINED   1,2,3     19656
BANK MUT CORP                    COM                 063748107     2454    121256  SH      DEFINED   1,2,3    121256
BANK HAWAII CORP                 COM                 062540109      711     25500  SH      DEFINED   1,2,3     25500
BAXTER INTL INC                  COM                 071813109    10803    353625  SH      DEFINED   1,2,3    353625
BERKSHIRE HATHAWAY INC DEL       CL A                084670108      517         7  SH      DEFINED   1,2,3         7
BERKSHIRE HATHAWAY INC DEL       CL B                084670207     1666       676  SH      DEFINED   1,2,3       676
BIO RAD LABS INC                 CL A                090572207    17021    451975  SH      DEFINED   1,2,3    451975
BRISTOL MYERS SQUIBB CO          COM                 110122108      294     12350  SH      DEFINED   1,2,3     12350
CAPITOL FED FINL                 COM                 14057C106     4095    184800  SH      DEFINED   1,2,3    184800
CASCADE CORP                     COM                 147195101      599     42600  SH      DEFINED   1,2,3     42600
CASCADE NAT GAS CORP             COM                 147339105     3612    183355  SH      DEFINED   1,2,3    183355
CELGENE CORP                     COM                 151020104      546     32400  SH      DEFINED   1,2,3     32400
CHARTER FINL CORP WEST PT GA     COM                 16122M100     3703    131950  SH      DEFINED   1,2,3    131950
CHEVRONTEXACO CORP               COM                 166764100      493      7114  SH      DEFINED   1,2,3      7114
COLGATE PALMOLIVE CO             COM                 194162103      871     16140  SH      DEFINED   1,2,3     16140
CONCORD EFS INC                  COM                 206197105     1656    104310  SH      DEFINED   1,2,3    104310
COUNTRYWIDE CR INDS INC DEL      COM                 222372104     9247    196125  SH      DEFINED   1,2,3    196125
CREE INC                         COM                 225447101      683     54650  SH      DEFINED   1,2,3     54650
D R HORTON INC                   COM                 23331A109    20072   1077974  SH      DEFINED   1,2,3   1077974
DIEBOLD INC                      COM                 253651103    19406    589500  SH      DEFINED   1,2,3    589500
DISNEY WALT CO                   COM DISNEY          254687106      501     33096  SH      DEFINED   1,2,3     33096
DOMINION RES INC VA NEW          COM                 25746U109      650     12811  SH      DEFINED   1,2,3     12811
DUCOMMUN INC DEL                 COM                 264147109      261     14800  SH      DEFINED   1,2,3     14800
DUKE ENERGY CORP                 COM                 264399106     1304     66700  SH      DEFINED   1,2,3     66700
ECHOSTAR COMMUNICATIONS NEW      CLA                 278762109      673     38900  SH      DEFINED   1,2,3     38900
ETHAN ALLEN INTERIORS INC        COM                 297602104    10112    312500  SH      DEFINED   1,2,3    312500
EXXON MOBIL CORP                 COM                 30231G102     1893     59346  SH      DEFINED   1,2,3     59346
FIDELITY NATL FINL INC           COM                 316326107     5252    182727  SH      DEFINED   1,2,3    182727
GETTY IMAGES INC                 COM                 374276103     5270    262700  SH      DEFINED   1,2,3    262700
GLOBALSANTAFE CORP               SHS                 G3930E101     1958     87595  SH      DEFINED   1,2,3     87595
HARLEY DAVIDSON INC              COM                 412822108      279      6000  SH      DEFINED   1,2,3      6000
HUDSON CITY BANCORP              COM                 443683107    31910   1966100  SH      DEFINED   1,2,3   1966100
INTERNATIONAL FLAVORS&FRAGRA     COM                 459506101    11175    350850  SH      DEFINED   1,2,3    350850
INTERNATIONAL RECTIFIER CORP     COM                 460254105      861     55100  SH      DEFINED   1,2,3     55100
INVITROGEN CORP                  COM                 46185R100      375     11000  SH      DEFINED   1,2,3     11000
JOHNSON & JOHNSON                COM                 478160104     4645     85897  SH      DEFINED   1,2,3     85897
KEYNOTE SYS INC                  COM                 493308100      131     20000  SH      DEFINED   1,2,3     20000
KIMBERLY CLARK CORP              COM                 494368103    11707    206700  SH      DEFINED   1,2,3    206700
KIMCO REALTY CORP                COM                 49446R109     4954    159300  SH      DEFINED   1,2,3    159300
KINDER MORGAN ENERGY PARTNER     UT LTD PARTNER      494550106      271      8500  SH      DEFINED   1,2,3      8500
KYPHON INC                       COM                 501577100     3239    245350  SH      DEFINED   1,2,3    245350
LENNAR CORP                      COM                 526057104      561     10050  SH      DEFINED   1,2,3     10050
LIFECORE BIOMEDICAL INC          COM                 532187101      104     16800  SH      DEFINED   1,2,3     16800
M & T BK CORP                    COM                 55261F104     2655     33691  SH      DEFINED   1,2,3     33691

                                    13F FORM
                            AS OF SEPTEMBER 30, 2002

MERCK & CO INC                   COM                 589331107      567     12400  SH      DEFINED   1,2,3     12400
MERCURY COMPUTER SYS             COM                 589378108    26478   1121955  SH      DEFINED   1,2,3   1121955
MFA MTG INVTS INC                COM                 55272X102    14331   1769200  SH      DEFINED   1,2,3   1769200
MILLIPORE CORP                   COM                 601073109      541     17025  SH      DEFINED   1,2,3     17025
MRV COMMUNICATIONS INC           COM                 553477100       14     17000  SH      DEFINED   1,2,3     17000
NEW YORK COMNTY BANCORP INC      COM                 649445103    14372    510201  SH      DEFINED   1,2,3    510201
NORTHWEST NAT GAS CO             COM                 667655104     1919     65350  SH      DEFINED   1,2,3     65350
NUI CORP                         COM                 629431107     6323    292735  SH      DEFINED   1,2,3    292735
ORACLE CORP                      COM                 68389X105       94     12000  SH      DEFINED   1,2,3     12000
PALL CORP                        COM                 696429307     1178     74600  SH      DEFINED   1,2,3     74600
PARK ELECTROCHEMICAL CORP        COM                 700416209     1698    101700  SH      DEFINED   1,2,3    101700
PATRIOT BANK CORP PA             COM                 70335P103      149     11000  SH      DEFINED   1,2,3     11000
PEPSICO INC                      COM                 713448108     1549     41908  SH      DEFINED   1,2,3     41908
PFIZER INC                       COM                 717081103      297     10240  SH      DEFINED   1,2,3     10240
PIONEER NAT RES CO               COM                 723787107    18493    762600  SH      DEFINED   1,2,3    762600
PLUM CREEK TIMBER CO INC         COM                 729251108    12950    572750  SH      DEFINED   1,2,3    572750
PMC COML TR                      SH BEN INT          693434102     7002    518700  SH      DEFINED   1,2,3    518700
POGO PRODUCING CO                COM                 730448107    14217    417425  SH      DEFINED   1,2,3    417425
PORT FINL CORP                   COM                 734119100    10155    253820  SH      DEFINED   1,2,3    253820
PRESSTEK INC                     COM                 741113104       28     11000  SH      DEFINED   1,2,3     11000
PRINCIPAL FINANCIAL GROUP IN     COM                 74251V102    15434    589525  SH      DEFINED   1,2,3    589525
PROBUSINESS SERVICES INC         COM                 742674104      831    131350  SH      DEFINED   1,2,3    131350
PROCTER & GAMBLE CO              COM                 742718109      629      7037  SH      DEFINED   1,2,3      7037
QUEST DIAGNOSTICS INC            COM                 74834L100    11031    179275  SH      DEFINED   1,2,3    179275
QUINTON CARDIOLOGY SYS INC       COM                 748773108     1636    268200  SH      DEFINED   1,2,3    268200
RPM INC OHIO                     COM                 749685103      846     60200  SH      DEFINED   1,2,3     60200
SEALED AIR CORP NEW              COM                 81211K100      716     42400  SH      DEFINED   1,2,3     42400
SIGMA ALDRICH CORP               COM                 826552101     2656     53900  SH      DEFINED   1,2,3     53900
SLM CORP                         COM                 78442P106    21040    225899  SH      DEFINED   1,2,3    225899
SOUTHWESTERN ENERGY CO           COM                 845467109     3548    295700  SH      DEFINED   1,2,3    295700
ST JOE CO                        COM                 790148100     5666    205300  SH      DEFINED   1,2,3    205300
STANCORP FINL GROUP INC          COM                 852891100    17507    330950  SH      DEFINED   1,2,3    330950
STANLEY WKS                      COM                 854616109    22771    697015  SH      DEFINED   1,2,3    697015
TELEFLEX INC                     COM                 879369106    16869    370100  SH      DEFINED   1,2,3    370100
TELEFONICA S A                   SPONSORED ADR       879382208      253     11327  SH      DEFINED   1,2,3     11327
U S PHYSICAL THERAPY IN          COM                 90337L108     1892    179350  SH      DEFINED   1,2,3    179350
UNILEVER N V                     N Y SHS  NEW        904784709      777     13069  SH      DEFINED   1,2,3     13069
VENTANA MED SYS INC              COM                 92276H106     1155     61670  SH      DEFINED   1,2,3     61670
VERIZON COMMUNICATIONS           COM                 92343V104      465     16964  SH      DEFINED   1,2,3     16964
W P CAREY & CO LLC               COM                 92930Y107      238      9600  SH      DEFINED   1,2,3      9600
WEINGARTEN RLTY INVS             SH BEN INT          948741103      346      9450  SH      DEFINED   1,2,3      9450
WESTFIELD FINANCIAL INC          COM                 96008D101     3988    264300  SH      DEFINED   1,2,3    264300
WESTPORT RES CORP NEW            COM                 961418100    19168   1047425  SH      DEFINED   1,2,3   1047425
WESTWOOD ONE INC                 COM                 961815107     9382    262425  SH      DEFINED   1,2,3    262425
WILEY JOHN & SONS INC            CL A                968223206     2245    102000  SH      DEFINED   1,2,3    102000
YANKEE CANDLE INC                COM                 984757104     1862    108450  SH      DEFINED   1,2,3    108450
SEALED AIR CORP NEW              PFD CV A $2         81211K209      856     38900  SH      DEFINED   1,2,3     38900
WESTPORT RES CORP NEW            PFD CONV            961418209     4770    238500  SH      DEFINED   1,2,3    238500
ANALOG DEVICES INC               NOTE 4.750%10/0     032654AD7      868    890000 PRN      DEFINED   1,2,3    890000
ECHOSTAR COMMUNICATIONS NEW      NOTE 4.875% 1/0     278762AD1    17993  23871000 PRN      DEFINED   1,2,3  23871000
GETTY IMAGES INC                 NOTE 5.000% 3/1     374276AE3     5412   6321000 PRN      DEFINED   1,2,3   6321000
INTERNATIONAL RECTIFIER CORP     NOTE 4.250% 7/1     460254AE5    12130  15501000 PRN      DEFINED   1,2,3  15501000
INVITROGEN CORP                  NOTE 5.500% 3/0     46185RAB6     6923   7660000 PRN      DEFINED   1,2,3   7660000
LEVEL 3 COMMUNICATIONS INC       NOTE 6.000% 9/1     52729NAG5        3     10000 PRN      DEFINED   1,2,3     10000
POGO PRODUCING CO                NOTE 5.500% 6/1     730448AE7     3575   3475000 PRN      DEFINED   1,2,3   3475000